Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Debt
5. Debt
Mortgage Notes and Revolving Credit Facility
The following table is a summary of the mortgage notes and revolving credit facility secured by our properties as of March 31, 2022 and December 31, 2021 ($ in thousands):

			Principal Balance Outstanding
Indebtedness	Weighted-Average Interest Rate	Weighted-Average Remaining Term (1)	March 31, 2022	December 31, 2021
Fixed rate loans
Fixed rate mortgages	3.68%	4.5 Years	$450,431	$213,009

Total fixed rate loans			450,431	213,009
Variable rate loans (2)
Floating rate mortgages	2.44%	6.5 Years	321,592	407,022
Variable rate revolving credit facility (3)	1.85%	3.0 Years	—	20,000

Total variable rate loans			321,592	427,022

Total secured loans			772,023	640,031
Unamortized debt issuance costs			(4,712)	(940)
Premium on assumed debt, net			1,750	3,016

Mortgage notes and revolving credit facility, net			$769,061	$642,107

(1)	For loans where we have the ability to exercise extension options at our own discretion, the maximum maturity date has been assumed.
(2)	The interest rate of our variable rate loans is primarily based on one-month LIBOR or one-month SOFR.
(3)
We may obtain advances secured against Cottonwood One Upland and Parc Westborough up to $125.0 million on our variable rate revolving credit facility, as long as certain loan-to-value
ratios and other requirements are maintained.

We are in compliance with all covenants associated with our mortgage notes and revolving credit facility as of March 31, 2022.
Construction Loans
Information on our construction loans are as follows ($ in thousands):

Development	Interest Rate	Final Expiration Date	Loan Amount	Amount Drawn at March 31, 2022
Park Avenue	One-Month USD Libor + 1.75%	November 30, 2023	$37,000	$33,512
Cottonwood on Broadway	One-Month USD Libor + 1.9%	May 15, 2024	44,625	30,859
Cottonwood on Highland	One-Month USD Libor + 2.75% (1)	December 1, 2024	37,000	1,803

			$118,625	$66,174

(1)	The Libor rate for the Cottonwood on Highland construction loan is subject to a minimum floating index embedded floor rate of 0.5%, resulting in a minimum interest rate of 3.25%.
Unsecured Promissory Notes, Net
CROP issued notes to foreign investors outside of the United States. These notes are unsecured and subordinate to all of CROP’s debt. Each note has two one-year
extension options during which the interest rate will increase 0.25% each additional period.
Information on our unsecured promissory notes are as follows ($ in thousands):

	Offering Size	Interest Rate	Maturity Date	March 31, 2022
2017 6% Notes	$35,000	6.00%	December 31, 2022	$20,818
2019 6% Notes	25,000	6.00%	December 31, 2023	22,625

	$60,000			$43,443

The aggregate maturities, including amortizing principal payments on our debt for years subsequent to March 31, 2022 are as follows (in thousands):

Year	Total
2022 (1)	$55,518
2023 (2)	111,344
2024	22,186
2025	2,877
2026	143,221
Thereafter	546,494

$881,640

(1)
$20.8 million of the amount maturing in 2022 relates to the amount outstanding at March 31, 2022 on our 2017 6% Unsecured Promissory Notes. The maturity date on these notes can be extended for two one-year
periods to a fully-extended maturity date of December 31, 2024.

(2)
$22.6 million of the amount maturing in 2023 relates to the amount outstanding at March 31, 2022 on our 2019 6% Unsecured Promissory Notes. The maturity date on these notes can be extended for two one-year
periods to a fully-extended maturity date of December 3,1 2025.

6. Debt
Mortgage Notes and Revolving Credit Facility
The following table is a summary of the mortgage notes and revolving credit facility secured by our properties as of December 31, 2021 and 2020 ($ in thousands):

			Principal Balance Outstanding
Indebtedness	Weighted-Average Interest Rate	Weighted-Average Remaining Term (1)	December 31, 2021	December 31, 2020
Fixed rate loans
Fixed rate mortgages	4.03%	3.7 Years	$213,009	$35,995

Total fixed rate loans			213,009	35,995
Variable rate loans (2)
Floating rate mortgages	2.86%	6.2 Years	407,022	—
Variable rate revolving credit facility (3)	1.63%	3.2 Years	20,000	35,500

Total variable rate loans			427,022	35,500

Total secured loans			640,031	71,495
Unamortized debt issuance costs			(940)	(1,175)
Premium on assumed debt, net			3,016	—

Mortgage notes and revolving credit facility, net			$642,107	$70,320

(1)	For loans where we have the ability to exercise extension options at our own discretion, the maximum maturity date has been assumed.
(2)	The interest rate of our variable rate loans is primarily based on one-month LIBOR.
(3)
We may obtain advances secured against Cottonwood One Upland up to $74.9 million on our variable rate revolving credit facility, as well as finance other future acquisitions up to $125.0 million in total revolving debt capacity, as long as certain loan-to-value
ratios and other requirements are maintained.

The aggregate maturities, including amortizing principal payments on mortgage notes for years subsequent to December 31, 2021 are as follows (in thousands):

Year	Total
2022	$1,592
2023 (1)	102,731
2024	139,686
2025	3,374
2026	39,087
Thereafter	353,561

$640,031

(1)
$20.0 million of the amount maturing in 2023 relates to the amount outstanding at December 31, 2021 on our variable rate revolving credit facility. The maturity date on the variable rate revolving credit facility can be extended for two one-year
periods, subject to the satisfaction of certain conditions.

We are in compliance with all covenants associated with our mortgage notes and revolving credit facility as of December 31, 2021.
Construction Loans
Information on our construction loans are as follows ($ in thousands):

Development	Interest Rate	Final Expiration Date	Loan Amount	Amount Drawn at December 31, 2021
Sugarmont (1)	One-Month USD Libor + 3.0%	September 30, 2022	$63,250	$59,660
Park Avenue	One-Month USD Libor + 1.75%	November 30, 2023	37,000	29,520
Cottonwood on Broadway	One-Month USD Libor + 1.9%	May 15, 2024	44,625	27,476
Cottonwood on Highland	One-Month USD Libor + 2.75% (2)	December 1, 2024	37,000	—

			$181,875	$116,656

(1)	The Sugarmont construction loan was refinanced in January 2022. Refer to Note 13.
(2)	The Libor rate for the Cottonwood on Highland construction loan is subject to a minimum floating index embedded floor rate of 0.5%, resulting in a minimum interest rate of 3.25%.
Unsecured Promissory Notes, Net
CROP issued notes to foreign investors outside of the United States. These notes are unsecured and subordinate to all of CROP’s debt. Each note has two one-year
extension options during which the interest rate will increase 0.25% each additional period.
Information on our unsecured promissory notes are as follows ($ in thousands):

	Offering Size	Interest Rate	Maturity Date	December 31, 2021
2017 6% Notes	$35,000	6.00%	December 31, 2022	$20,918
2019 6% Notes	25,000	6.00%	December 31, 2023	22,625

	$60,000			$43,543

Our previously issued 2017 6.25% Notes were fully redeemed in December 2021 for $5.0 million prior to their December 31, 2021 maturity date.